Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets [abstract]
Cash and cash equivalents	R$ 5,227,654	R$ 2,176,416
Short-term	517,874	3,481,496
Current Financial Assets From Banking Solution	8,805,882	6,397,898
Current Receivables From Card Issuers	29,231,820	23,895,512
Current trade receivables	390,575	459,947
Current loans operations portfolio	891,718	209,957
Current tax assets	372,432	146,339
Current derivative financial assets	156,814	4,182
Other current receivables	370,255	380,854
Current assets	45,965,024	37,152,601
Non-current assets [abstract]
Long-term	32,629	45,702
Non-current accounts receivable from card issuers	116,245	81,597
Non-current trade receivables	25,528	28,533
Non-Current loans operations portfolio	171,401	40,790
Non-current receivables due from related parties	613	2,512
Deferred tax assets	871,640	664,492
Non-current derivative financial assets	103,374	0
Other non-current receivables	159,159	137,508
Investments in associates accounted for using equity method	75,751	83,010
Property, plant and equipment	1,833,997	1,661,897
Intangible assets and goodwill	5,458,102	8,794,919
Non-current assets	8,848,439	11,540,960
Assets	54,813,463	48,693,561
Current liabilities [abstract]
Deposits from banks	8,704,809	6,119,455
Current Accounts payable to clients	17,756,720	19,163,672
Current trade payables	672,184	513,877
Current borrowings and current portion of non-current borrowings	3,065,999	475,319
Current debt instruments issued	1,903,840	1,404,678
Payroll And Social Security Liabilities, Current	578,345	515,749
Current tax liabilities, current	560,250	514,299
Current derivative financial liabilities	10,593	4,558
Other current payables	281,073	119,526
Current liabilities	33,533,813	28,831,133
Non-current liabilities [abstract]
Non-Current Accounts Payable To Clients	50,674	35,455
Non-current portion of non-current borrowings	5,429,963	3,495,759
Non-current debt instruments issued	2,496,139	143,456
Non-current derivative financial liabilities	281,177	311,613
Deferred tax liabilities	680,672	546,514
Provision To Procedural Losses	237,406	208,866
Payroll And Social Security Liabilities, Non-Current	39,515	34,301
Other non-current payables	236,822	410,504
Non-current liabilities	9,452,368	5,186,468
Liabilities	42,986,181	34,017,601
Equity [abstract]
Issued capital	76	76
Capital reserve	14,215,212	14,056,484
Treasury shares	(1,805,896)	(282,709)
Accumulated other comprehensive income	(287,048)	(320,449)
Retained earnings	(346,360)	1,168,862
Equity attributable to owners of parent	11,775,984	14,622,264
Non-controlling interests	51,298	53,696
Equity	11,827,282	14,675,960
Equity and liabilities	R$ 54,813,463	R$ 48,693,561